Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Document Period End Date	Feb. 29, 2016
Derivative Liability, Fair Value of Collateral	$ 2
Percentage of cash and cash equivalents denominated in foreign currencies	10.00%	26.00%
Percentage of accounts receivable denominated in foreign currencies	30.00%	30.00%
Percentage of accrued liabilities denominated in foreign currencies	16.00%	13.00%
Net unrealized losses on forward contracts reclassified to income	$ 1
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instruments with net unrealized gains	82.00%	47.00%	100.00%
Received collateral from counterparties		$ 15
Percentage of cash, cash equivalents and investments threshold used to determine major issuer	17.00%	28.00%
Credit Risk
Derivative Instruments, Gain (Loss) [Line Items]
Unsettled foreign exchange derivative instruments	$ 1	$ 56
Derivative, Notional Amount	291	2,100
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Portion of Cash Flow hedges deemed to be ineffective	0
Net unrealized losses on forward contracts before tax	$ 1	26
Cash Flow Hedging | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2016
Cash Flow Hedging | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	July 2016
Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains on forward contracts before tax		25
Not Subject to Hedge Accounting | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains on forward contracts before tax	$ 0	$ 57
Not Subject to Hedge Accounting | Minimum | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2016
Not Subject to Hedge Accounting | Maximum | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	June 2016